Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021
Issuance of founder shares	$ 474	24,526		25,000
Issuance of founder shares (in Shares)	4,743,750
Issuance of representative shares	$ 45	3,570,531		3,570,576
Issuance of representative shares (in Shares)	450,000
Excess of proceeds above fair value of Private Placement Warrants		3,997,687		3,997,687
Excess of proceeds above fair value of Private Placement Warrants (in Shares)
Accretion of common stock to redemption amount		(7,592,744)	(6,210,182)	(13,802,926)
Net income			300,433	300,433
Balance at Dec. 31, 2021	$ 519		(5,909,749)	$ (5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Issuance of representative shares (in Shares)				618,750
Accretion of common stock to redemption amount			(1,877,984)	$ (1,877,984)
Accretion of common stock to redemption amount (in Shares)
Net income			7,167,738	7,167,738
Balance at Dec. 31, 2022	$ 519		$ (619,995)	$ (619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750